Stockholders' Equity (Details 6) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Share-based compensation expense	$ 260,149	$ 377,892	$ 1,682,063	$ 880,765